SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) (Parenthetical) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	$ 653	$ 1,157	$ 535
Warrant liabilities [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	3,302
Bank borrowings [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	$ 28,924